Segment Information (Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 298,513	$ 302,609
Property & Casualty Commercial [Member]
Segment Reporting Information [Line Items]
Total assets	25,595	24,566
Consumer Markets [Member]
Segment Reporting Information [Line Items]
Total assets	6,024	6,181
Property and Casualty Other Operations [Member]
Segment Reporting Information [Line Items]
Total assets	4,509	4,639
Group Benefits [Member]
Segment Reporting Information [Line Items]
Total assets	9,545	9,473
Mutual Funds [Member]
Segment Reporting Information [Line Items]
Total assets	325	307
Talcott Resolution [Member]
Segment Reporting Information [Line Items]
Total assets	243,836	250,817
Corporate [Member]
Segment Reporting Information [Line Items]
Total assets	$ 8,679	$ 6,626